UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2011

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)          [  ] is a restatement
                                               [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                      BOULDER INVESTMENT ADVISERS, L.L.C.
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO  80302
                                   (Address)

                        Form 13F File Number:  28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen C. Miller
Title:         President
Phone:         (303) 444-5483

Signature, Place, and Date of Signing:

/s/  Stephen C. Miller        Boulder, Colorado          August 12, 2011
       (Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting
         manager  are  reported  in  this     report).

[ X ]    13F NOTICE.  (Check here if no holdings reported are in this report,
         and  all  holdings  are  reported  by    other  reporting  manager(s).)

[  ]     13F  COMBINATION REPORT.  (Check here if a portion of the holdings for
         this  reporting  manager     are  reported  in  this  report  and  a
         portion are reported  by  other  reporting  manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

028-10971                Stewart West Indies Trading Co., Ltd.
                         (d/b/a Stewart Investment Advisers)